Shareholder Report, Holdings (Details) - C000172959	May 31, 2026
46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	22.60%
78467X109 | State Street SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Equities46090E103
Holdings [Line Items]
Percent of Total Investments	100.00%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Equity
Holdings [Line Items]
Percent of Net Asset Value	33.40%